Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities
Schedule of components of other liabilities

The following table summarizes the components of other liabilities, current and non-current (in thousands):

	March 31,	December 31,
	2020	2019
Other liabilities, current
Accrued compensation for phantom shares - Note 15	$1,853	$1,590
Other accrued compensation	1,392	1,139
Restricted stock units - Note 12	1,613	1,210
Total	$4,858	$3,939
Other liabilities, non-current
Warrant liability - Notes 10 and 15	$18	$18

The following table summarizes the components of other liabilities, current and non-current (in thousands):

	December 31,
	2019	2018
Other liabilities, current
Accrued compensation for phantom shares - Note 16	$1,590	$884
Restricted stock units - Note 13	1,210	—
Other accrued compensation	1,139	892
Other	—	14
Total	$3,939	$1,790
Other liabilities, non-current
Warrant liability - Notes 11 and 16	$18	$18